ADVANCED SERIES TRUST

AST Goldman Sachs Multi-Asset Portfolio

AST Goldman Sachs Global Growth Allocation Portfolio

Supplement dated May 15, 2018

to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectuses for the AST Goldman Sachs Multi-Asset Portfolio and AST Goldman Sachs Global Growth Allocation Portfolio (the Portfolios), and the Prospectus and Statement of Additional Information for the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Lucy Xin is no longer a portfolio manager for the Portfolios. Raymond Chan, Christopher Lvoff, and Neill Nuttall continue to serve as portfolio managers for the Portfolios.

To reflect this change, the Trust’s Prospectus and SAI and the Portfolios’ Summary Prospectus are hereby revised as follows:

I.	All references and information pertaining to Lucy Xin is hereby deleted.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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